Investments Securities - Gain (Loss) on Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Gain (Loss) on Securities [Line Items]
Noninterest income	$ 5,498	$ 5,660	$ 6,668
Securities gains (losses)
Gain (Loss) on Securities [Line Items]
Gross realized gains	0	13	0
Gross realized losses	0	(84)	0
Noninterest income	$ 0	$ (71)	$ 0